Material accounting policies	6 Months Ended
Jun. 30, 2026
Material accounting policies
Material accounting policies

2Material accounting policies

Basis of preparation

This unaudited condensed consolidated interim financial information for the six-month reporting period ended June 30, 2026 has been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board (“IFRS Accounting Standards”), applicable to the preparation of interim financial statements, IAS 34 Interim Financial Reporting.

The interim information does not include all the notes of the type normally included in an annual financial report. Accordingly, this information is to be read in conjunction with the annual report for the year ended December 31, 2025.

The accounting policies adopted are consistent with those of the previous financial year. During the period, the Group issued Series A Convertible Preferred Shares and adopted an accounting policy for this new class of financial instrument. The Series A Convertible Preferred Shares are classified as financial liabilities and are measured at fair value through profit or loss. They are initially recognised at fair value and subsequently remeasured to fair value at each reporting date, with changes in fair value recognised in profit or loss, except to the extent required by IFRS 9 for changes attributable to the Group’s own credit risk. Upon conversion, the carrying amount of the financial liability is derecognised and recognised within equity.

The unaudited condensed consolidated interim financial information has been prepared on a historical cost basis, as modified by the revaluation of certain financial assets and liabilities (including financial liabilities at fair value through profit and loss) which are recognized at fair value through profit and loss.

The functional currency of the Company is US Dollars (‘$’ or ‘USD’) and the functional currency of VAGL is pounds sterling (‘£’ or ‘GBP’). The unaudited condensed consolidated interim financial information is presented in pounds sterling (‘£’ or ‘GBP’), which is the Group’s presentation currency. Items included in the unaudited condensed consolidated interim financial information are measured using the currency of the primary economic environment in which the entity and its subsidiaries operate (“the functional currency”). Cumulative translation adjustments resulting from translating foreign functional currency financial information into GBP are reported within other reserves.

2Material accounting policies (continued)

Basis of consolidation

Vertical Aerospace Ltd is the parent of the Group and has 100% ownership interest and voting rights of Vertical Aerospace Group Limited, which is its only material subsidiary.

The consolidated financial information incorporate the financial positions and the results of operations of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as the Company using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.

New standards, amendments and interpretations

The Group has adopted all new and amended IFRS Accounting Standards effective for annual periods beginning on January 1, 2026, including amendments to IFRS 9 and IFRS 7, Financial Instruments, amendments issued as part of Annual Improvements to IFRS Accounting Standards - Volume 11, and amendments relating to contracts referencing nature-dependent electricity. The adoption of these standards and amendments did not have a material impact on the Group’s condensed consolidated interim financial information.

A number of new accounting standards and amendments to standards have been issued but are not yet effective for the period ended June 30, 2026, and have not been early adopted by the Group. The Group’s assessment of the impact of these new standards and amendments is ongoing.

IFRS 18, Presentation and Disclosure in Financial Statements, is effective for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. IFRS 18 will replace IAS 1, Presentation of Financial Statements, and will apply retrospectively. IFRS 18 introduces newly defined ‘operating profit’ and ‘profit or loss before financing and income tax’ subtotals and a requirement for all income and expenses to be allocated between three new distinct categories based on a company’s main business activities: operating, investing and financing. IFRS 18 is not expected to affect the recognition or measurement of assets, liabilities, income or expenses, but is expected to materially affect the presentation and disclosure of the Group’s financial statements.

IFRS 19, Subsidiaries without Public Accountability: Disclosures, is effective for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. IFRS 19 permits eligible subsidiaries to apply reduced disclosure requirements. The Group is assessing whether IFRS 19 will be relevant to any subsidiary financial statements, but it is not expected to have a material impact on the Group’s consolidated financial statements.

The Group is also assessing the amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates, relating to translation to a hyperinflationary presentation currency, and the amendments to IAS 28, Investments in Associates and Joint Ventures, relating to the fair value option. These amendments are effective from January 1, 2027, and are not currently expected to have a material impact on the Group’s consolidated financial statements.

The Group does not expect any other standards, amendments or interpretations that have been issued but are not yet effective to have a material impact on the Group’s consolidated financial statements.

2Material accounting policies (continued)

Going Concern

Management has prepared a cash flow forecast for the Group and has considered the ability for the Group to continue as a going concern for the foreseeable future, being at least 12 months after the issuance of this financial information.

The Group is currently in the research and development phase of its journey to commercialize eVTOL and hybrid-electric technology. Consistent with being in the development phase, the Group has invested heavily in research to support the development of its aircraft. The Group is not currently generating revenue and has incurred net losses (other than from fair value movements on financial liabilities at fair value through profit and loss) and net cash outflows from operating activities since inception.

As of June 30, 2026, the Group had £50 million of cash and cash equivalents on hand and a net shareholders’ deficit of £34 million.

On August 11, 2026, the Company closed a registered direct offering which culminated in gross proceeds of $35 million (£26 million), before deducting underwriting discounts and commissions and other offering expenses. On August 10, 2026, coinciding with the pricing date of the above, Yorkville Capital purchased 25,000 Series A Convertible Preferred Shares at a purchase price of $960 per Preferred Share for an aggregate purchase price of $24 million (£18 million).

On August 12, 2026, the Company entered into agreements with Mudrick Capital involving, among other things, amendments to the Convertible Note Purchase Agreement to accelerate the issuance of the remaining $35 million (£26 million) of Additional Notes thereunder.

As at the date of this filing, the Group had approximately £99 million of cash and cash equivalents on hand, which includes the proceeds from the registered direct offering, issuance of Series A Convertible Preferred Shares, and partial settlement of the Additional Notes as mentioned above. Settlement of the remaining Additional Notes is expected to occur on or about August 13, 2026.

The Company’s ability to access the remaining $200 million under the Series A Convertible Preferred Shares Facility is subject to a number of conditions, including requirements to maintain a minimum liquidity level (that is, cash and cash equivalents) of $50 million and to be solvent, as well as limitations on tranche size and minimum periods between drawdowns, which may affect the timing and amount of funding availability. The facilities also include customary structural features typical of arrangements of this nature, including limits on the proportion of the Company’s shares that may be held by counterparties at any one time. The financing package is intended to support the Group’s funding requirements as it progresses towards its strategic milestones, including certification. However, access to these facilities remains subject to the conditions described above, and there can be no assurance that the Group will be able to access such funding in the amounts or at the times assumed in its forecasts, or at all.

To position itself to deliver upon its stated operational objectives, management currently projects that its net cash outflows from operations within the next 12 months after issuance of this financial information to be approximately £110 million.

The forecast reflects management’s prioritisation of expenditure, including a focus on the Group’s near-term certification, manufacturing and testing activities. These include progress towards Critical Design Review and activities to enable the build and test of certification-conforming aircraft. Management has prioritised investment in, and execution of, these near-term activities to support future funding initiatives and strategic options. Accordingly, the forecast does not assume a ramp-up in expenditure to accelerate longer-term activities until after further progress has been made against these milestones. However, in the absence of additional funding or other support, further actions would be required, including the reprioritisation of expenditure and other cost reduction measures.

2Material accounting policies (continued)

Subject to market conditions, the Group continues to evaluate and pursue a range of potential actions to support its ongoing funding requirements. These may include capital raises, strategic transactions, partnerships, commercial arrangements, or other financing alternatives. Management continues to actively assess these options and their timing. However, there can be no assurance that any such action will be completed, or that additional funding or other support will be available on acceptable terms or within the timeframe necessary to sustain the Company’s ongoing operations in accordance with the business plan.

As part of the going concern assessment, Management has considered and evaluated any potential impact of the complaint filed by Archer Aviation Inc. in the U.S. District Court for the Eastern District of Texas, on February 23, 2026, alleging infringement of Archer Aviation Inc.’s design and utility patents under the U.S. Patent Act (the “Complaint”). The Company believes that the asserted claims in the Complaint are without merit and intends to defend the allegations vigorously.

Because of the restrictions noted above imposed by the financing package executed in April 2026, including limitations on the funding accessible thereunder over the next 12 months, and unless the Company is able to raise additional funds in the intervening period, management projects that its current existing resources and facilities will be sufficient to fund its ongoing operations to the end of the third quarter of 2027.

The Convertible Senior Secured Notes Indenture contains a covenant requiring the Group to maintain a minimum cash balance of at least $10 million (approximately £7.5 million) at all times. Based on management’s current forecasts, this covenant would be breached during the same period in which the Group’s available cash resources would otherwise become substantially depleted, unless additional capital is raised. Such a breach, if not cured, would result in an event of default under the Indenture, including potential acceleration of the Convertible Senior Secured Notes, which the Group would not have sufficient funds to repay.

Absent additional funding, the need to reprioritise expenditure, including those related to the Group’s certification programme, may result in delays to previously communicated timelines and the deferral of certain objectives.

Consistent with being in the development phase of its aircraft, the Group has not yet generated revenue and continues to be dependent on raising additional capital to fund its operations. This dependency indicates that a material uncertainty exists that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) on the Group’s ability to continue as a going concern and therefore the Group may be unable to realize the assets and discharge the liabilities in the normal course of business. The unaudited condensed consolidated interim financial information have been prepared assuming that the Group will continue as a going concern, which contemplates the continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business and do not include any adjustments that would result if the Group were unable to continue as a going concern.